Segmented Information (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Schedule of Operating Segments
The Company’s reportable operating segments, which are the components of the Company’s business where discrete financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Three Months Ended June 30, 2022
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold
Salobo	$90,842	$20,193	$16,187	$54,462	$70,649	$2,407,579
Sudbury 1	14,780	3,167	8,630	2,983	11,613	294,485
Constancia	13,915	3,063	2,014	8,838	10,686	98,930
San Dimas	19,910	6,630	2,760	10,520	13,280	161,350
Stillwater	4,917	893	1,127	2,897	4,024	217,530
Other 2	13,478	5,243	412	7,823	8,529	419,696

Total gold interests	$157,842	$39,189	$31,130	$87,523	$118,781	$3,599,570

Silver
Peñasquito	$47,102	$9,139	$7,475	$30,488	$37,963	$306,742
Antamina	26,448	5,206	8,308	12,934	21,242	561,383
Constancia	11,101	3,004	3,139	4,958	7,784	198,672
Other 3	45,577	15,485	11,944	18,148	30,198	577,944

Total silver interests	$130,228	$32,834	$30,866	$66,528	$97,187	$1,644,741

Palladium
Stillwater	$7,203	$1,378	$1,348	$4,477	$5,825	$229,855

Platinum
Marathon	$-	$-	$-	$-	$-	$4,852

Cobalt
Voisey’s Bay	$7,649	$1,542	$2,338	$3,769	$13,797	$362,460

Total mineral stream interests	$302,922	$74,943	$65,682	$162,297	$235,590	$5,841,478

Other
General and administrative				$(9,685)	$(8,379)
Share based compensation				(1,608)	(18,161)
Donations and community investments				(1,160)	(1,135)
Finance costs				(1,389)	(1,011)
Other				820	(465)
Income tax				(201)	(80)

Total other				$(13,223)	$(29,231)	$607,217

Consolidated				$149,074	$206,359	$6,448,695

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating
777
, Minto and Marmato gold interests as well as the
non-operating
Copper World Complex (formerly referred to as Rosemont in these financial statements),
Santo Domingo, Fenix, Blackwater, Marathon, Curipamba and Goose gold interests.

On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Neves-Corvo, Aljustrel, Minto, Keno Hill, Cozamin, Marmato and 777 silver interests as well as the non-operating
Loma de La Plata,
Stratoni,
Pascua-Lama,
Copper World Complex (formerly referred to as Rosemont in these financial statements),

Blackwater and Curipamba silver interests.
 On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. The Stratoni mine was placed into care and maintenance during Q4-2021.
On June 22, 2022, Alexco elected to temporarily suspend milling operations for five to six months to focus on advancing underground development at Keno Hill.

Three Months Ended June 30, 2021
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold
Salobo	$103,039	$23,613	$21,411	$58,015	$79,426	$2,468,716
Sudbury 1	12,618	2,778	7,115	2,725	10,262	310,120
Constancia	4,174	947	731	2,496	3,227	104,310
San Dimas	20,167	6,925	3,615	9,627	13,242	175,275
Stillwater	4,629	838	1,022	2,769	3,791	222,069
Other 2	17,666	5,442	1,217	11,007	12,238	65,296

Total gold interests	$162,293	$40,543	$35,111	$86,639	$122,186	$3,345,786

Silver
Peñasquito	$49,133	$7,909	$6,542	$34,682	$41,223	$336,314
Antamina	39,903	8,074	11,284	20,545	31,013	601,117
Constancia	7,865	1,777	2,230	3,858	6,088	212,197
Other 3	52,554	16,456	10,205	25,893	34,132	608,588

Total silver interests	$149,455	$34,216	$30,261	$84,978	$112,456	$1,758,216

Palladium
Stillwater	$10,822	$1,946	$1,712	$7,164	$8,876	$237,407

Cobalt
Voisey’s Bay	$7,823	$1,740	$3,224	$2,859	$2,052	$222,106

Total mineral stream interests	$330,393	$78,445	$70,308	$181,640	$245,570	$5,563,515

Other
General and administrative				$(8,904)	$(8,573)
Share based compensation				(7,978)	(16,926)
Donations and community investments				(1,583)	(1,075)
Finance costs				(1,357)	(978)
Other				3,420	(1,582)
Income tax				886	(21)

Total other				$(15,516)	$(29,155)	$417,951

Consolidated				$166,124	$216,415	$5,981,466

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating
Copper World Complex gold interest (formerly referred to as Rosemont in these financial statements). On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced.

3)
Where a silver interest represents less than 10% of
the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Aljustrel, Neves-Corvo, Minto, Keno Hill, 777, Marmato and Cozamin silver interests as well as the non-operating Loma de La Plata, Copper World Complex (formerly referred to as Rosemont in these financial statements) and Pascua-Lama silver interests. The Stratoni mine was placed into care and maintenance during Q4-2021. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On June 22, 2022, Alexco elected to temporarily suspend milling operations for five to six months to focus on advancing underground development at Keno Hill.

Six Months Ended June 30, 2022
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold
Salobo	$170,407	$37,889	$30,371	$102,147	$132,517	$2,407,579
Sudbury 1	21,689	4,651	12,684	4,354	17,038	294,485
Constancia	33,555	7,388	4,859	21,308	26,168	98,930
San Dimas	38,756	12,855	5,373	20,528	25,901	161,350
Stillwater	9,835	1,757	2,255	5,823	8,078	217,530
Other 2	29,275	11,781	623	16,871	17,351	419,696

Total gold interests	$303,517	$76,321	$56,165	$171,031	$227,053	$3,599,570

Silver
Peñasquito	$99,829	$18,679	$15,276	$65,874	$81,151	$306,742
Antamina	61,806	12,457	18,669	30,680	49,001	561,383
Constancia	26,614	6,918	7,212	12,484	19,697	198,672
Other 3	76,311	23,095	16,270	36,946	54,073	577,944

Total silver interests	$264,560	$61,149	$57,427	$145,984	$203,922	$1,644,741

Palladium
Stillwater	$16,736	$2,980	$2,975	$10,781	$13,755	$229,855

Platinum
Marathon	$-	$-	$-	$-	$-	$4,852

Cobalt
Voisey’s Bay	$25,353	$4,486	$6,517	$14,350	$17,269	$362,460

Total mineral stream interests	$610,166	$144,936	$123,084	$342,146	$461,999	$5,841,478

Other
General and administrative				$(19,089)	$(23,506)
Share based compensation				(11,509)	(18,161)
Donations and community investments				(1,973)	(1,565)
Finance costs				(2,811)	(2,088)
Other				650	333
Income tax				(872)	(113)

Total other				$(35,604)	$(45,100)	$607,217

Consolidated				$306,542	$416,899	$6,448,695

1 )	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2 )
Where a gold interest represents less than 10%
of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating Copper World Complex (formerly referred to as Rosemont in these financial statements), Santo Domingo, Fenix, Blackwater, Marathon, Curipamba and Goose gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced.

3 )
Where a silver interest represents less than 10%
of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Neves-Corvo, Aljustrel, Minto, Keno Hill, Cozamin, Marmato and 777 silver interests as well as the non-operating Loma de La Plata, Pascua-Lama, Stratoni, Copper World Complex (formerly referred to as Rosemont in these financial statements), Blackwater and Curipamba silver interests. The Stratoni mine was placed into care and maintenance during Q4-2021. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On June 22, 2022, Alexco elected to temporarily suspend milling operations for five to six months to focus on advancing underground development at Keno Hill.

Six Months Ended June 30, 2021
(in thousands)	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets

Gold
Salobo	$195,395	$44,805	$40,628	$109,962	$150,590	$2,468,716
Sudbury 1	19,306	4,254	10,896	4,156	15,480	310,120
Constancia	7,184	1,631	1,259	4,294	5,553	104,310
San Dimas	38,617	13,213	6,927	18,477	25,404	175,275
Stillwater	10,150	1,850	2,241	6,059	8,300	222,069
Other 2	26,667	8,565	1,217	16,885	18,093	65,296

Total gold interests	$297,319	$74,318	$63,168	$159,833	$223,420	$3,345,786

Silver
Peñasquito	$106,116	$17,237	$14,258	$74,621	$88,879	$336,314
Antamina	90,485	18,065	25,817	46,603	71,604	601,117
Constancia	16,936	3,860	4,847	8,229	13,076	212,197
Other 3	109,800	37,213	24,105	48,482	73,230	608,588

Total silver interests	$323,337	$76,375	$69,027	$177,935	$246,789	$1,758,216

Palladium
Stillwater	$23,097	$4,137	$3,982	$14,978	$18,960	$237,407

Cobalt
Voisey’s Bay	$10,759	$2,398	$4,305	$4,056	$1,086	$222,106

Total mineral stream interests	$654,512	$157,228	$140,482	$356,802	$490,255	$5,563,515

Other
General and administrative				$(18,639)	$(21,236)
Share based compensation				(9,608)	(16,926)
Donations and community investments				(2,188)	(1,573)
Finance costs				(2,930)	(2,207)
Other				3,301	307
Income tax				1,388	(51)

Total other				$(28,676)	$(41,686)	$417,951

Consolidated				$328,126	$448,569	$5,981,466

1 )	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2 )
Where a gold interest represents less than 10%
of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating Copper World Complex gold interest (formerly referred to as Rosemont in these financial statements). On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced.

3 )
Where a silver interest represents less than 10%
of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Aljustrel, Neves-Corvo, Minto, Keno Hill, 777, Marmato and Cozamin silver interests as well as the non-operating Loma de La Plata, Copper World Complex (formerly referred to as Rosemont in these financial statements) and Pascua-Lama silver interests. The Stratoni mine was placed into care and maintenance during Q4-2021. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On June 22, 2022, Alexco elected to temporarily suspend milling operations for five to six months to focus on advancing underground development at Keno Hill.

Schedule of Company's Geographical Information
Geographical Areas
The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

	Sales					Carrying Amount at June 30, 2022

(in thousands)	Three Month Ended Jun 30, 2022		Six Months Ended Jun 30, 2022		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total
North America
Canada	$37,327	12%	$80,381	13%	$613,681	$28,050	$-	$4,852	$362,460	$1,009,043
United States	12,120	4%	26,572	4%	217,530	566	229,855	-	-	447,951
Mexico	71,256	24%	148,114	24%	161,349	441,558	-	-	-	602,907
Europe
Greece	(62)	0%	3,291	1%	-	-	-	-	-	-
Portugal	6,230	2%	14,686	2%	-	18,578	-	-	-	18,578
Sweden	13,679	5%	22,668	4%	-	30,086	-	-	-	30,086
South America
Argentina/Chile 1	-	0%	-	0%	-	253,514	-	-	-	253,514
Argentina	-	0%	-	0%	-	10,889	-	-	-	10,889
Chile	-	0%	-	0%	56,529	-	-	-	-	56,529
Brazil	90,842	30%	170,407	29%	2,407,578	-	-	-	-	2,407,578
Peru	69,821	22%	141,394	23%	98,931	854,106	-	-	-	953,037
Ecuador	-	0%	-	0%	514	186	-	-	-	700
Colombia	1,709	1%	2,653	0%	43,458	7,208	-	-	-	50,666

Consolidated	$302,922	100%	$610,166	100%	$3,599,570	$1,644,741	$229,855	$4,852	$362,460	$5,841,478

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.

	Sales					Carrying Amount at June 30, 2021

(in thousands)	Three Month Ended Jun 30, 2021		Six Months Ended Jun 30, 2021		Gold Interests	Silver Interests	Palladium Interests	Platinum Interests	Cobalt Interests	Total

North America
Canada	$39,657	12%	$60,533	9%	$317,647	$28,303	$-	$-	$222,106	$568,056
United States	15,451	5%	33,247	5%	222,069	566	237,407	-	-	460,042
Mexico	74,877	23%	155,544	24%	175,274	483,012	-	-	-	658,286
Europe
Greece	4,402	1%	7,343	1%	-	-	-	-	-	-
Portugal	11,492	3%	24,294	4%	-	19,630	-	-	-	19,630
Sweden	9,538	3%	16,982	3%	-	32,089	-	-	-	32,089
South America
Argentina/Chile 1	-	0%	-	0%	-	253,514	-	-	-	253,514
Argentina	-	0%	-	0%	-	10,889	-	-	-	10,889
Chile	-	0%	-	0%	31,269	-	-	-	-	31,269
Brazil	103,039	31%	195,395	30%	2,468,717	-	-	-	-	2,468,717

Peru	67,959	21%	157,196	23%	104,310	923,549	-	-	-	1,027,859
Colombia	3,978	1%	3,978	1%	26,500	6,664	-	-	-	33,164

Consolidated	$330,393	100%	$654,512	100%	$3,345,786	$1,758,216	$237,407	$-	$222,106	$5,563,515

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.